Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Financial assets and financial liabilities

18. Financial assets and financial liabilities

18.1  Financial assets

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Financial assets at amortised cost
Current
Trade receivables (Note 16)	181,722	181,125
Financial assets included in prepayments, other receivables and other assets	6,377	2,624
Net investments in subleases	211	1,245
Amounts due from related parties	1,763	370
Amounts due from shareholders	100	105
Cash and cash equivalents	25,719	23,010
Total current financial assets	215,892	208,479
Non-current
Financial assets included in prepayments, other receivables and other assets	148	32,755
Net investments in subleases	202	2,325
Total non-current financial assets	350	35,080
Total financial assets	216,242	243,559

18.2  Financial liabilities

Lease liabilities and other financial liabilities at amortised cost, with carrying amounts that are reasonable approximations of fair values

	December 31, 2020	December 31, 2019
	RMB’000	RMB’000
Current
Trade payables	27,310	34,697
Financial liabilities included in other payables and accruals	29,485	20,190
Amount due to a related party	7,177	—
Amount due to a shareholder	325	—
Interest-bearing loans and borrowings	60,000	55,000
Lease liabilities	7,660	5,217
	131,957	115,104
Non-current
Other payable	—	31,700
Lease liabilities	9,830	9,496
	9,830	41,196
Total	141,787	156,300

18. Financial assets and financial liabilities (continued)

18.3  Fair values

The Group assessed that the fair values of cash and cash equivalents, trade receivables, the current portion of financial assets included in prepayments, other receivables and other assets, amounts due from related parties and shareholders, trade payables, amounts due to a related party and a shareholder and the current portion of financial liabilities included in other payables and accruals approximate their carrying amounts largely due to the short‑term maturities of these instruments.

The fair values of the non‑current portion of financial assets included in prepayments, other receivables and other assets, net investments in subleases, and financial liablities such as interest-bearing loans and borrowings, and loan payable included in the non‑current portion of other payable are measured at amortised cost. In the opinion of the directors, the fair values of these financial assets and financial liabilities approximate to their carrying amounts.

The Group did not have any financial assets and financial liabilities measured at fair value in the consolidated statements of financial position as at December 31, 2020 and 2019.

During the years ended December 31, 2020 and 2019, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for financial assets and financial liabilities.

The following methods and assumptions were used to estimate the fair values:

The fair values of the Group’s interest‑bearing loans and borrowings and other payable are determined by using the discounted cash flow method using the discount rate currently available for instruments with similar terms, credit risk and remaining maturities as at the end of the reporting period. The changes in fair value as a result of the Group’s own non‑performance risk as at December 31, 2020 and 2019 were assessed to be insignificant. The fair values of the Group’s interest‑bearing loans and borrowings and other payable are approximate to the fair values based on the discounted cash flows.

18.4  Financial instruments risk management objectives and policies

The Group’s principal financial liabilities comprise interest-bearing loans and borrowings, amounts due to a related party and a shareholder, trade payables and other payables and accruals. The main purpose of these financial liabilities is to raise finance for the Group’s operations. The Group’s principal financial assets include trade receivables, other receivables and cash and cash equivalents that derive directly from its operations.

The Group is exposed to foreign currency risk, credit risk and liquidity risk. The board of directors reviews and agrees policies for managing each of these risks, which are summarised below.

Foreign currency risk

The Group has transactional currency exposures. Such exposures mainly arise from cash and cash equivalents, a loan receivable from a Hong Kong entity, trade payables to foreign suppliers and amount due to a related party in currencies other than the Group’s functional currency.

18. Financial assets and financial liabilities (continued)

18.4  Financial instruments risk management objectives and policies (continued)

Foreign currency risk (Continued)

The following tables demonstrate the sensitivity at the end of the reporting period to a reasonably possible change in the United States dollars (“US$”) and HK$ exchange rates, with all other variables held constant, of the Group’s profit/(loss) before tax. The impact on the Group’s profit/(loss) before tax is due to changes in the fair values of monetary assets and liabilities. The Group’s exposure to foreign currency risk for all other currencies is not material.

For the year ended December 31, 2020	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	(608)
	−5%	608
HK$	+5%	—
	−5%	—

For the year ended December 31, 2019	Change in exchange rate	Effect on profit before tax
		RMB’000
US$	+5%	(1,302)
	−5%	1,302
HK$	+5%	1,672
	−5%	(1,672)

For the year ended December 31, 2018	Change in exchange rate	Effect on profit before tax
		RMB’000
US$	+5%	(924)
	−5%	924
HK$	+5%	(141)
	−5%	141

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Maximum exposure and year‑end staging

The tables below show the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at December 31, 2020 and 2019. The amounts presented are gross carrying amounts for financial assets.

18. Financial assets and financial liabilities (continued)

18.4  Financial instruments risk management objectives and policies (continued)

Credit risk (continued)

As at December 31, 2020

	12-month Expected Credit losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	192,540	192,540
Financial assets included in prepayments, other receivables and other assets
—Normal*	6,525	—	—	—	6,525
Net investments in subleases—Normal*	413	—	—	—	413
Amounts due from related parties—Normal*	1,763	—	—	—	1,763
Amounts due from shareholders—Normal*	100	—	—	—	100
Cash and cash equivalents
—not yet past due	25,719	—	—	—	25,719
	34,520	—	—	192,540	227,060

As at December 31, 2019

	12-month Expected Credit losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	184,471	184,471
Financial assets included in prepayments, other receivables and other assets
—Normal*	36,185	—	—	—	36,185
Net investments in subleases—Normal*	3,570	—	—	—	3,570
Amount due from a related party—Normal*	370	—	—	—	370
Amounts due from shareholders—Normal*	105	—	—	—	105
Cash and cash equivalents
—not yet past due	23,010	—	—	—	23,010
	63,240	—	—	184,471	247,711

*

The credit quality of the financial assets included in prepayments, other receivables and other assets, net investments in subleases, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

18. Financial assets and financial liabilities (continued)

18.4  Financial instruments risk management objectives and policies (continued)

Credit risk (continued)

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management.

The Group has significant credit risk concentration from its largest customers’ trade receivables. The Group’s largest customer’s trade receivables represents 7% and 8% of the Group’s gross trade receivables as at December 31, 2020 and 2019, respectively. The Group’s five largest customers’ trade receivables represent 28% and 29% of the Group’s gross trade receivables as at December 31, 2020 and 2019, respectively.

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability‑weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Generally, trade receivables are written off if past due for more than one year and are not subject to enforcement activity.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Days past due
	Current	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2020
Expected credit loss rate	2.39%	3.42%	6.39%	16.36%	5.62%
Gross carrying amount (RMB’000)	95,140	30,351	34,680	32,369	192,540
Expected credit loss (RMB’000)	2,270	1,039	2,215	5,294	10,818

		Days past due
	Current	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2019
Expected credit loss rate	1.57%	1.94%	2.99%	6.01%	1.81%
Gross carrying amount (RMB’000)	155,781	17,931	2,905	7,854	184,471
Expected credit loss (RMB’000)	2,439	348	87	472	3,346

Liquidity risk

The Group monitors its risk of a shortage of funds using a liquidity planning tool.

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans, other borrowings and lease liabilities.

18. Financial assets and financial liabilities (continued)

18.4  Financial instruments risk management objectives and policies (continued)

The Group assessed the concentration of risk with respect to refinancing its debts and concluded it to be low.

Excessive risk concentration

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.

In order to avoid excessive concentrations of risk, the Group’s policies and procedures include specific guidelines to focus on the maintenance of a diversified portfolio.

The table below summarises the maturity profile of the Group’s financial liabilities as at the end of the reporting period based on the contractual undiscounted payments:

	On demand	Less than 1 year	>1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2020
Interest-bearing loans and borrowings	10,000	54,306	—	64,306
Lease liabilities	—	8,263	13,515	21,778
Trade payables	—	27,310	—	27,310
Due to a shareholder	325	—	—	325
Due to a related party	—	7,177	—	7,177
Other payables and accruals	—	29,485	—	29,485
As at December 31, 2019
Interest-bearing loans and borrowings	5,000	54,323	—	59,323
Lease liabilities	—	5,634	14,721	20,355
Trade payables	—	34,697	—	34,697
Other payables and accruals	—	20,190	31,700	51,890

18. Financial assets and financial liabilities (continued)

18.5  Changes in liabilities arising from financing activities

	Interest- bearing		Due	Due to
	loans and borrowings	Lease liabilities	to a shareholder	a related party
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2018	5,000	4,563	—	—
Changes from financing activities	34,700	(2,543)	—	—
Accretion of interest	—	141	—	—

As at December 31, 2018 and January 1, 2019	39,700	2,161	—	—
Changes from financing activities	15,300	(2,560)	—	—
Additions	—	14,499	—	—
Accretion of interest	—	613	—	—

As at December 31, 2019 and January 1, 2020	55,000	14,713	—	—
Changes from financing activities	5,000	(4,688)	—	7,177
Changes from operating activities	—	(778)	—	—
Acquisition of a subsidiary	—	—	325	—
Additions	—	5,682	—	—
Accretion of interest	—	2,561	—	—

As at December 31, 2020	60,000	17,490	325	7,177